Loans Receivable and Allowance for Loan Losses - Aggregate Amounts of Classified Loan Balances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	$ 578,865	$ 451,412
Special mention loan	1,353	1,264
Substandard loan	5,460	5,960
Doubtful loan
Loss loan
Total	585,678	458,636
One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	520,172	412,488
Special mention loan	1,322	1,191
Substandard loan	5,176	5,561
Doubtful loan
Loss loan
Total	526,670	419,240
Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	21,565	14,990
Special mention loan
Substandard loan
Doubtful loan
Loss loan
Total	21,565	14,990
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	24,909	13,356
Special mention loan		64
Substandard loan	247	251
Doubtful loan
Loss loan
Total	25,156	13,671
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	553	937
Special mention loan
Substandard loan
Doubtful loan
Loss loan
Total	553	937
Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	10,848	8,748
Special mention loan	31	9
Substandard loan	37	148
Doubtful loan
Loss loan
Total	10,916	8,905
Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	818	893
Special mention loan
Substandard loan
Doubtful loan
Loss loan
Total	$ 818	$ 893